UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                   ------------------

Check here if Amendment  [ ]; Amendment Number: ______
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallace R. Weitz
          ---------------------------------
Address:  Wallace R. Weitz & Co.
          ---------------------------------
          One Pacific Place, Suite 200
          ---------------------------------
          1125 South 103 Street
          ---------------------------------
          Omaha, Nebraska  68124-1071
          ---------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wallace R. Weitz
          ---------------------------------
Title:    President
          ---------------------------------
Phone:    402-391-1980
          ---------------------------------

Signature, Place, and Date of Signing:


/s/ Wallace R. Weitz          Omaha, Nebraska          November 12, 2010
--------------------          ---------------          -----------------
Signature                     City, State              Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            ----------

Form 13F Information Table Entry Total:     68
                                            ----------

Form 13F Information Table Value Total:     $2,016,381
                                            ----------
                                            (thousands)

List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                            30-Sep-10
13F FILE NO. 28-3062
                                                      FORM 13F INFORMATION TABLE

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           COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
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                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING
         NAME OF ISSUER       TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     75,203    1,769,890 SH            Sole       N/A       Shared
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105     17,271      560,370 SH            Sole       N/A       Shared
TYCO INTERNATIONAL LTD        SHS             H89128104     45,185    1,230,200 SH            Sole       N/A       Shared
ACI WORLDWIDE INC             COM             004498101     23,109    1,032,117 SH            Sole       N/A       Shared
AON CORP                      COM             037389103     75,038    1,918,650 SH            Sole       N/A       Shared
APACHE CORP                   COM             037411105        587        6,000 SH            Sole       N/A        Sole
APOLLO GROUP INC              CL A            037604105     44,893      874,250 SH            Sole       N/A       Shared
ASCENT MEDIA CORP             COM SER A       043632108     13,221      495,000 SH            Sole       N/A        Sole
AUTOZONE INC                  COM             053332102     13,735       60,000 SH            Sole       N/A        Sole
BAXTER INTL INC               COM             071813109     16,465      345,100 SH            Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     14,691          118 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     91,834    1,110,715 SH            Sole       N/A        Sole
BROWN & BROWN INC             COM             115236101      8,388      415,450 SH            Sole       N/A       Shared
CABELAS INC                   COM             126804301     24,904    1,312,100 SH            Sole       N/A       Shared
COINSTAR INC                  COM             19259P300     26,344      612,797 SH            Sole       N/A       Shared
COMCAST CORP NEW              CL A            20030N101        132        7,300 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A SPL        20030N200     44,888    2,638,900 SH            Sole       N/A       Shared
COMPASS MINERALS INTL INC     COM             20451N101      7,328       95,640 SH            Sole       N/A       Shared
CONOCOPHILLIPS                COM             20825C104     73,573    1,281,095 SH            Sole       N/A       Shared
CUMULUS MEDIA INC             CL A            231082108      5,395    1,920,000 SH            Sole       N/A        Sole
DELL INC                      COM             24702R101     85,080    6,564,825 SH            Sole       N/A       Shared
DEVON ENERGY CORP NEW         COM             25179M103        550        8,500 SH            Sole       N/A        Sole
DIAGEO P L C                  SPON ADR NEW    25243Q205     14,492      210,000 SH            Sole       N/A        Sole
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302     12,985      340,000 SH            Sole       N/A        Sole
EOG RES INC                   COM             26875P101        651        7,000 SH            Sole       N/A        Sole
EAGLE MATERIALS INC           COM             26969P108     24,929    1,051,870 SH            Sole       N/A       Shared
EHEALTH INC                   COM             28238P109      1,292      100,000 SH            Sole       N/A        Sole
ENERGIZER HLDGS INC           COM             29266R108     12,323      183,300 SH            Sole       N/A       Shared
FLIR SYS INC                  COM             302445101      1,542       60,000 SH            Sole       N/A        Sole
GOOGLE INC                    CL A            38259P508     52,514       99,876 SH            Sole       N/A       Shared
GRAND CANYON ED INC           COM             38526M106     47,005    2,143,429 SH            Sole       N/A       Shared
ICONIX BRAND GROUP INC        COM             451055107      2,275      130,000 SH            Sole       N/A        Sole
INTELLIGENT SYS CORP NEW      COM             45816D100      2,270    2,270,000 SH            Sole       N/A        Sole
INTERVAL LEISURE GROUP INC    COM             46113M108     20,505    1,522,305 SH            Sole       N/A       Shared
KENNEDY-WILSON HLDGS INC      COM             489398107        212       20,000 SH            Sole       N/A        Sole
KNOLOGY INC                   COM             499183804      2,632      196,001 SH            Sole       N/A        Sole
KNOT INC                      COM             499184109     20,564    2,252,384 SH            Sole       N/A       Shared
LABORATORY CORP AMER HLDGS    COM NEW         50540R409     37,842      482,500 SH            Sole       N/A       Shared
LIBERTY GLOBAL INC            COM SER C       530555309     89,703    2,935,300 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    119,617    8,724,812 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302     26,088      501,108 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708     37,374      576,050 SH            Sole       N/A       Shared
LIVE NATION ENTERTAINMENT IN  COM             538034109     31,609    3,199,295 SH            Sole       N/A       Shared
LOCKHEED MARTIN CORP          COM             539830109     20,563      288,480 SH            Sole       N/A        Sole
MARTIN MARIETTA MATLS INC     COM             573284106     52,588      683,225 SH            Sole       N/A       Shared
MICROSOFT CORP                COM             594918104     88,538    3,615,260 SH            Sole       N/A       Shared
MOHAWK INDS INC               COM             608190104     28,878      541,800 SH            Sole       N/A       Shared
MONSANTO CO NEW               COM             61166W101     30,788      642,344 SH            Sole       N/A       Shared
NEWCASTLE INVT CORP           COM             65105M108        140       45,000 SH            Sole       N/A        Sole
OMNICARE INC                  COM             681904108    105,239    4,406,973 SH            Sole       N/A       Shared
OMNICOM GROUP INC             COM             681919106     23,899      605,336 SH            Sole       N/A        Sole
PRAXAIR INC                   COM             74005P104     13,539      150,000 SH            Sole       N/A        Sole
PRESTIGE BRANDS HLDGS INC     COM             74112D101      2,374      240,000 SH            Sole       N/A        Sole
PROCTER & GAMBLE CO           COM             742718109     13,793      230,000 SH            Sole       N/A        Sole
REDWOOD TR INC                COM             758075402     99,749    6,898,240 SH            Sole       N/A       Shared
SANDRIDGE ENERGY INC          COM             80007P307     45,643    8,035,700 SH            Sole       N/A       Shared
STRAYER ED INC                COM             863236105      4,729       27,100 SH            Sole       N/A       Shared
TD AMERITRADE HLDG CORP       COM             87236Y108      1,292       80,000 SH            Sole       N/A        Sole
TARGET CORP                   COM             87612E106        668       12,500 SH            Sole       N/A        Sole
TELEPHONE & DATA SYS INC      SPL COM         879433860     25,113      885,837 SH            Sole       N/A       Shared
TEXAS INSTRS INC              COM             882508104     75,688    2,788,800 SH            Sole       N/A       Shared
TREE COM INC                  COM             894675107        328       50,000 SH            Sole       N/A        Sole
US BANCORP DEL                COM NEW         902973304      1,459       67,500 SH            Sole       N/A        Sole
UNITED PARCEL SERVICE INC     CL B            911312106     38,513      577,500 SH            Sole       N/A        Sole
VULCAN MATLS CO               COM             929160109     21,569      584,200 SH            Sole       N/A       Shared
WAL MART STORES INC           COM             931142103     29,704      555,000 SH            Sole       N/A        Sole
WASHINGTON POST CO            CL B            939640108      8,008       20,050 SH            Sole       N/A       Shared
WEIGHT WATCHERS INTL INC NEW  COM             948626106     17,341      555,972 SH            Sole       N/A       Shared
                                                       ---------------------------
                              68                         2,016,381   83,851,064
                                                       ---------------------------